Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2023	As of December 31, 2022

Buildings	$6,552,833	$6,452,898
Office equipment	646,830	606,891
Operation equipment	1,301,006	1,303,869
Subtotal	8,500,669	8,363,658
Less: accumulated depreciation	(2,355,470)	(2,125,899)
Total	$6,145,199	$6,237,759

Depreciation expense for the years ended December 31, 2023
,
2022 and 2021 amounted to $218,148, $128,517 and $207,760, respectively.